Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income before attribution of noncontrolling interests	¥ 1,163,394	¥ 318,715	¥ 737,605
Other comprehensive income (loss), net of tax (Note 20):
Net unrealized gains (losses) on investment securities	(70,776)	23,619	88,180
Net debt valuation adjustments	(83,364)	54,172	9,729
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	32,175	10,642	(4,890)
Defined benefit plans (Note 13)	319,056	(131,523)	(88,940)
Foreign currency translation adjustments	(115,251)	(81,065)	(42,212)
Total	81,840	(124,155)	(38,133)
Comprehensive income	1,245,234	194,560	699,472
Net income attributable to noncontrolling interests	46,096	12,760	18,960
Other comprehensive income (loss) attributable to noncontrolling interests	(49,062)	11,993	21,209
Comprehensive income attributable to Mitsubishi UFJ Financial Group	¥ 1,248,200	¥ 169,807	¥ 659,303